UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/17

Item 1. Schedule of Investments.

TEMPLETON FUNDS

Statement of Investments, November 30, 2017 (unaudited)
Templeton Foreign Fund
	Industry	Shares	Value

Common Stocks 97.7%
Canada 7.5%
Alamos Gold Inc., A	Metals & Mining	13,968,340	$88,419,592
Barrick Gold Corp	Metals & Mining	5,595,930	77,111,915
Cenovus Energy Inc	Oil, Gas & Consumable Fuels	6,587,142	62,817,372
Eldorado Gold Corp	Metals & Mining	19,972,560	22,917,808
Ensign Energy Services Inc	Energy Equipment & Services	6,252,280	31,023,874
[a] Husky Energy Inc	Oil, Gas & Consumable Fuels	3,829,620	46,407,940
Suncor Energy Inc	Oil, Gas & Consumable Fuels	1,084,750	37,635,728
Tahoe Resources Inc	Metals & Mining	2,819,390	12,503,420
Wheaton Precious Metals Corp	Metals & Mining	8,423,922	176,276,675
			555,114,324
China 10.2%
[a] Baidu Inc., ADR	Internet Software & Services	872,000	208,041,760
China Life Insurance Co. Ltd., H	Insurance	18,831,800	61,117,159
China Mobile Ltd	Wireless Telecommunication Services	7,794,180	79,079,345
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	219,339,292	106,426,311
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	40,057,050	34,615,937
NetEase Inc., ADR	Internet Software & Services	209,470	68,854,884
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	42,940,060	29,411,000
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	22,098,290	55,507,419
Sinopec Engineering Group Co. Ltd	Construction & Engineering	61,868,670	51,563,826
Sinopharm Group Co. Ltd	Health Care Providers & Services	15,295,130	60,115,285
			754,732,926
France 7.2%
AXA SA	Insurance	3,085,182	93,119,976
BNP Paribas SA	Banks	1,840,973	139,364,464
Cie Generale des Etablissements Michelin, B	Auto Components	294,680	42,752,380
Sanofi.	Pharmaceuticals	1,133,075	103,340,732
Total SA	Oil, Gas & Consumable Fuels	1,467,130	82,808,869
Veolia Environnement SA	Multi-Utilities	2,861,260	72,410,665
			533,797,086
Germany 6.5%
Bayer AG	Pharmaceuticals	704,920	89,932,385
Gerresheimer AG.	Life Sciences Tools & Services	769,760	61,461,477
innogy SE	Multi-Utilities	1,720,370	79,548,002
Merck KGaA	Pharmaceuticals	650,094	69,221,897
[a] MorphoSys AG	Life Sciences Tools & Services	906,960	85,644,640
Siemens AG	Industrial Conglomerates	347,012	47,183,994
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	9,400,530	44,726,192
			477,718,587
Hong Kong 1.8%
CK Hutchison Holdings Ltd	Industrial Conglomerates	8,707,000	109,575,996
Value Partners Group Ltd	Capital Markets	26,572,000	27,453,084
			137,029,080
India 0.8%
Hero Motocorp Ltd	Automobiles	634,530	35,752,209
Jain Irrigation Systems Ltd	Machinery	11,859,610	22,040,227
			57,792,436
Israel 1.6%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	7,864,800	116,556,336
Italy 2.5%
Eni SpA	Oil, Gas & Consumable Fuels	7,552,934	124,191,958
Tenaris SA	Energy Equipment & Services	4,160,710	60,487,720
			184,679,678

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Japan 11.3%
Astellas Pharma Inc	Pharmaceuticals	6,345,940	$80,413,298
INPEX Corp	Oil, Gas & Consumable Fuels	7,598,700	85,416,586
Kirin Holdings Co. Ltd	Beverages	2,966,090	69,305,849
Panasonic Corp	Household Durables	2,738,300	40,587,234
Ryohin Keikaku Co. Ltd	Multiline Retail	181,330	56,476,798
SoftBank Group Corp	Wireless Telecommunication Services	2,481,880	209,184,981
Sumitomo Metal Mining Co. Ltd	Metals & Mining	2,256,790	87,335,677
Sumitomo Rubber Industries Ltd	Auto Components	3,966,520	71,903,859
Suntory Beverage & Food Ltd	Beverages	1,415,900	61,147,856
Taiheiyo Cement Corp	Construction Materials	1,876,841	76,884,854
			838,656,992
Luxembourg 0.7%
SES SA, IDR	Media	3,168,910	52,351,243
Netherlands 6.2%
Aegon NV	Insurance	22,983,505	142,792,185
Flow Traders	Capital Markets	969,527	21,274,989
ING Groep NV	Banks	2,456,418	44,324,344
QIAGEN NV	Life Sciences Tools & Services	3,140,291	99,214,030
SBM Offshore NV	Energy Equipment & Services	8,953,614	148,555,743
			456,161,291
Norway 0.8%
Yara International ASA	Chemicals	1,276,450	56,766,920
Singapore 2.4%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	30,793,240	85,178,379
Singapore Telecommunications Ltd., ADR	Diversified Telecommunication Services	33,000	910,998
United Overseas Bank Ltd	Banks	4,644,350	90,238,400
			176,327,777
South Korea 8.8%
DB Insurance Co. Ltd	Insurance	183,810	11,581,591
Hana Financial Group Inc	Banks	2,203,300	96,165,298
Hyundai Mobis Co. Ltd	Auto Components	297,800	74,918,756
Hyundai Motor Co	Automobiles	200,440	30,329,051
KB Financial Group Inc	Banks	1,968,477	108,459,026
Korea Investment Holdings Co. Ltd	Capital Markets	565,390	35,468,354
Posco Daewoo Corp	Trading Companies & Distributors	1,854,700	31,646,532
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	113,944	266,215,728
			654,784,336
Sweden 0.8%
Getinge AB, B	Health Care Equipment & Supplies	3,489,111	62,775,236
Switzerland 3.4%
Roche Holding AG	Pharmaceuticals	615,590	155,376,456
UBS Group AG	Capital Markets	5,530,030	95,546,051
			250,922,507
Taiwan 1.9%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	3,961,120	42,610,420
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	20,220,680	41,415,810
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	7,980,000	60,062,944
			144,089,174
Thailand 2.0%
Bangkok Bank PCL, fgn	Banks	2,448,000	16,125,000
Bangkok Bank PCL, NVDR	Banks	9,123,830	55,766,056
Kasikornbank PCL, fgn	Banks	1,695,300	12,153,805
Kasikornbank PCL, NVDR	Banks	4,442,200	30,893,977

|2

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Thailand (continued)
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	12,232,180	$34,196,888
			149,135,726
United Kingdom 19.7%
Aviva PLC	Insurance	7,557,114	52,238,947
BAE Systems PLC	Aerospace & Defense	11,438,470	85,413,114
Barclays PLC	Banks	29,338,430	76,795,430
BP PLC	Oil, Gas & Consumable Fuels	31,646,580	209,383,273
Capita PLC	Professional Services	10,040,510	63,361,428
[a] Cobham PLC.	Aerospace & Defense	22,941,809	39,413,855
HSBC Holdings PLC (GBP Traded)	Banks	11,683,650	116,009,121
HSBC Holdings PLC (HKD Traded)	Banks	989,600	9,882,064
Johnson Matthey PLC	Chemicals	1,758,266	72,092,162
Kingfisher PLC	Specialty Retail	23,879,104	107,890,208
Rolls-Royce Holdings PLC	Aerospace & Defense	2,695,108	31,244,569
[a] Rolls-Royce Holdings PLC (interim line)	Aerospace & Defense	123,974,968	167,707
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	6,006,270	194,065,187
Shire PLC	Biotechnology	1,367,760	67,746,440
SIG PLC	Trading Companies & Distributors	26,088,083	59,923,530
[a] Standard Chartered PLC	Banks	16,424,505	164,059,550
Travis Perkins PLC	Trading Companies & Distributors	2,675,920	58,243,398
Vodafone Group PLC	Wireless Telecommunication Services	16,907,095	51,299,816
			1,459,229,799
United States 1.6%
Oracle Corp	Software	2,352,910	115,433,765
Total Common Stocks
(Cost $6,324,328,744)			7,234,055,219

		Principal
		Amount

Short Term Investments 2.0%
Time Deposits 2.0%
United States 2.0%
National Australia Bank Ltd., 1.04%, 12/01/17		$61,000,000	61,000,000
National Bank of Canada, 1.10%, 12/01/17.		17,000,000	17,000,000
Royal Bank of Canada, 1.05%, 12/01/17		70,600,000	70,600,000
Total Time Deposits (Cost $148,600,000)			148,600,000
Total Investments (Cost $6,472,928,744)
99.7%			7,382,655,219
Other Assets, less Liabilities 0.3%			22,803,993
Net Assets 100.0%			$7,405,459,212

See Abbreviations on page 12.

[a]Non-income producing.

|3

TEMPLETON FUNDS

Statement of Investments, November 30, 2017 (unaudited)
Templeton World Fund
	Industry	Shares	Value
Common Stocks 97.4%
Canada 3.4%
Barrick Gold Corp	Metals & Mining	2,906,780	$40,055,428
[a] Husky Energy Inc	Oil, Gas & Consumable Fuels	2,394,910	29,021,897
Suncor Energy Inc	Oil, Gas & Consumable Fuels	1,157,014	40,142,950
Wheaton Precious Metals Corp	Metals & Mining	2,285,156	47,818,546
			157,038,821
China 4.3%
[a] Baidu Inc., ADR.	Internet Software & Services	329,600	78,635,968
China Life Insurance Co. Ltd., H	Insurance	11,080,000	35,959,288
China Mobile Ltd	Wireless Telecommunication Services	2,135,000	21,661,599
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	65,743,000	31,899,369
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	34,333,100	29,669,495
			197,825,719
France 4.7%
AXA SA	Insurance	2,300,810	69,445,295
BNP Paribas SA	Banks	827,720	62,659,666
Sanofi	Pharmaceuticals	489,740	44,666,143
Veolia Environnement SA	Multi-Utilities	1,613,000	40,820,618
			217,591,722
Germany 3.4%
innogy SE	Multi-Utilities	1,347,900	62,325,402
Merck KGaA	Pharmaceuticals	419,790	44,699,167
Siemens AG	Industrial Conglomerates	361,130	49,103,650
			156,128,219
Hong Kong 0.2%
Value Partners Group Ltd	Capital Markets	9,585,000	9,902,823
India 0.9%
Hero Motocorp Ltd	Automobiles	760,000	42,821,740
Israel 1.5%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	4,656,984	69,016,503
Italy 1.8%
Eni SpA	Oil, Gas & Consumable Fuels	5,225,004	85,914,093
Japan 4.5%
Nissan Motor Co. Ltd	Automobiles	3,353,800	32,424,885
Panasonic Corp	Household Durables	4,532,240	67,177,112
Ryohin Keikaku Co. Ltd	Multiline Retail	64,960	20,232,354
SoftBank Group Corp	Wireless Telecommunication Services	821,260	69,219,808
Sumitomo Metal Mining Co. Ltd	Metals & Mining	463,150	17,923,475
			206,977,634
Luxembourg 1.4%
SES SA, IDR.	Media	3,929,780	64,921,020
Netherlands 2.7%
Aegon NV	Insurance	8,719,752	54,174,176
Akzo Nobel NV	Chemicals	286,223	25,797,909
ING Groep NV.	Banks	1,281,442	23,122,724
QIAGEN NV	Life Sciences Tools & Services	685,905	21,670,412
			124,765,221
Norway 1.3%
Telenor ASA	Diversified Telecommunication Services	2,656,020	59,522,949

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Portugal 1.0%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	2,427,350	$45,822,919
Singapore 2.1%
DBS Group Holdings Ltd	Banks	1,517,806	27,498,239
Singapore Telecommunications Ltd	Diversified Telecommunication Services	26,126,251	72,268,839
			99,767,078
South Korea 5.9%
Hana Financial Group Inc	Banks	1,024,367	44,709,553
Hyundai Motor Co	Automobiles	205,886	31,153,099
KB Financial Group Inc	Banks	1,532,846	84,456,655
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	48,666	113,701,947
			274,021,254
Spain 0.5%
Telefonica SA	Diversified Telecommunication Services	2,408,106	24,672,354
Sweden 0.9%
Ericsson, B	Communications Equipment	6,453,670	40,593,241
Switzerland 3.1%
Roche Holding AG	Pharmaceuticals	324,842	81,990,934
UBS Group AG	Capital Markets	3,625,320	62,637,094
			144,628,028
Thailand 1.2%
Bangkok Bank PCL, fgn	Banks	8,135,750	53,590,265
United Kingdom 13.3%
BAE Systems PLC	Aerospace & Defense	8,996,569	67,178,999
Barclays PLC	Banks	14,755,612	38,623,865
BP PLC	Oil, Gas & Consumable Fuels	12,943,416	85,637,526
HSBC Holdings PLC	Banks	7,038,440	69,885,972
Kingfisher PLC	Specialty Retail	17,913,478	80,936,407
Man Group PLC	Capital Markets	7,928,861	21,247,744
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	3,655,977	118,126,201
[a] Sky PLC	Media	2,931,254	37,134,602
[a] Standard Chartered PLC	Banks	5,032,726	50,270,420
Vodafone Group PLC	Wireless Telecommunication Services	15,876,979	48,174,219
			617,215,955
United States 39.3%
Advance Auto Parts Inc	Specialty Retail	252,200	25,472,200
Allergan PLC	Pharmaceuticals	396,290	68,887,091
Ally Financial Inc	Consumer Finance	1,337,590	35,927,667
[a] Alphabet Inc., A	Internet Software & Services	61,730	63,962,774
American International Group Inc	Insurance	747,315	44,809,007
AmerisourceBergen Corp	Health Care Providers & Services	577,440	48,978,461
Amgen Inc	Biotechnology	522,700	91,817,482
Apache Corp	Oil, Gas & Consumable Fuels	1,119,450	46,826,594
Apple Inc	Technology Hardware, Storage & Peripherals	375,050	64,452,342
Capital One Financial Corp	Consumer Finance	626,450	57,633,400
Cardinal Health Inc	Health Care Providers & Services	699,340	41,393,935
[a] Celgene Corp	Biotechnology	201,150	20,281,955
Cisco Systems Inc	Communications Equipment	539,802	20,134,615
Citigroup Inc	Banks	1,402,610	105,897,055
Comcast Corp., A	Media	1,514,448	56,852,378
ConocoPhillips	Oil, Gas & Consumable Fuels	1,202,040	61,159,795

|5

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
United States (continued)
Coty Inc., A	Personal Products	2,864,490	$49,355,163
Devon Energy Corp	Oil, Gas & Consumable Fuels	566,710	21,835,336
DXC Technology Co	IT Services	309,217	29,728,122
Eli Lilly & Co	Pharmaceuticals	651,970	55,182,741
Gilead Sciences Inc	Biotechnology	955,550	71,456,029
Halliburton Co	Energy Equipment & Services	516,060	21,560,987
Helmerich & Payne Inc	Energy Equipment & Services	708,810	41,522,090
JPMorgan Chase & Co	Banks	565,454	59,101,252
[a] Knowles Corp	Electronic Equipment, Instruments
	& Components	2,785,470	43,982,571
Medtronic PLC	Health Care Equipment & Supplies	516,690	42,435,750
Microsoft Corp	Software	804,770	67,737,491
[a] Navistar International Corp	Machinery	1,647,370	67,064,433
[a] NetScout Systems Inc	Communications Equipment	283,574	8,804,973
Oracle Corp	Software	2,329,241	114,272,563
Perrigo Co. PLC	Pharmaceuticals	645,040	56,253,938
Twenty-First Century Fox Inc., A	Media	2,698,522	86,190,793
United Parcel Service Inc., B.	Air Freight & Logistics	424,560	51,562,812
Voya Financial Inc	Diversified Financial Services	526,386	23,266,261
Walgreens Boots Alliance Inc	Food & Staples Retailing	776,240	56,479,222
			1,822,279,278
Total Common Stocks (Cost $3,616,713,794) .			4,515,016,836

		Principal
		Amount

Corporate Bonds (Cost $20,928,611) 0.5%
United States 0.5%
[b] Chesapeake Energy Corp., secured note, second lien, 144A,
8.00%, 12/15/22	Oil, Gas & Consumable Fuels $22,493,000		24,039,394
Mortgage-Backed Securities (Cost $417,682)
0.0%†
United States 0.0%†
FHLMC, 5.50%, 12/01/35		423,774	470,214
Total Investments before Short Term
Investments (Cost $3,638,060,087)			4,539,526,444

Short Term Investments 2.1%
Time Deposits 2.1%
United States 2.1%
National Australia Bank Ltd., 1.04%, 12/01/17		58,000,000	58,000,000
Royal Bank of Canada, 1.05%, 12/01/17		40,800,000	40,800,000
Total Time Deposits (Cost $98,800,000)			98,800,000
Total Investments (Cost $3,736,860,087)
100.0%			4,638,326,444
Other Assets, less Liabilities (0.0)%†			(130,126)
Net Assets 100.0%			$4,638,196,318

|6

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.

At November 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
British Pound	BOFA	Buy	2,087,314	$2,752,715	1/11/18	$75,850		$—
British Pound	BOFA	Sell	89,771,136	118,224,278	1/11/18	—		(3,426,551)
British Pound	GSCO	Buy	2,093,504	2,760,902	1/11/18	76,051		—
British Pound	GSCO	Sell	89,767,120	118,234,518	1/11/18	—		(3,410,868)
British Pound	HSBK	Buy	2,065,944	2,724,959	1/11/18	74,646		—
British Pound	HSBK	Sell	89,746,998	118,208,283	1/11/18	—		(3,409,834)
British Pound	MSCO	Buy	2,065,944	2,724,949	1/11/18	74,657		—
British Pound	MSCO	Sell	89,748,502	118,207,753	1/11/18	—		(3,412,404)
British Pound	UBSW	Buy	2,065,944	2,724,600	1/11/18	75,006		—
British Pound	UBSW	Sell	89,746,740	118,201,841	1/11/18	—		(3,415,927)
Canadian Dollar	BOFA	Sell	2,605,264	2,020,579	1/11/18	—		(735)
Canadian Dollar	BOFA	Sell	27,245,162	21,716,889	1/11/18	578,524		—
Canadian Dollar	GSCO	Sell	2,604,809	2,020,579	1/11/18	—		(382)
Canadian Dollar	GSCO	Sell	27,246,934	21,721,955	1/11/18	582,215		—
Canadian Dollar	HSBK	Sell	2,605,274	2,020,579	1/11/18	—		(742)
Canadian Dollar	HSBK	Sell	27,245,718	21,720,985	1/11/18	582,189		—
Canadian Dollar	MSCO	Sell	2,604,981	2,020,579	1/11/18	—		(515)
Canadian Dollar	MSCO	Sell	27,245,070	21,720,677	1/11/18	582,383		—
Canadian Dollar	UBSW	Sell	2,604,789	2,020,579	1/11/18	—		(366)
Canadian Dollar	UBSW	Sell	27,243,684	21,728,545	1/11/18	591,327		—
Euro	BOFA	Buy	3,475,280	4,113,178	1/11/18	37,128		—
Euro	BOFA	Sell	119,765,404	141,297,906	1/11/18	—		(1,730,294)
Euro	GSCO	Buy	3,475,280	4,113,310	1/11/18	36,996		—
Euro	GSCO	Sell	119,779,812	141,337,662	1/11/18	—		(1,707,744)
Euro	HSBK	Buy	3,475,280	4,113,446	1/11/18	36,860		—
Euro	HSBK	Sell	119,760,608	141,312,727	1/11/18	—		(1,709,745)
Euro	MSCO	Buy	3,475,280	4,113,408	1/11/18	36,898		—
Euro	MSCO	Sell	119,757,127	141,309,218	1/11/18	—		(1,709,097)
Euro	UBSW	Buy	3,475,280	4,113,216	1/11/18	37,089		—
Euro	UBSW	Sell	119,758,798	141,304,005	1/11/18	—		(1,716,306)
Hong Kong Dollar	BOFA	Sell	195,883,856	25,151,364	1/11/18	59,683		—
Hong Kong Dollar	GSCO	Sell	195,879,957	25,149,249	1/11/18	58,067		—
Hong Kong Dollar	HSBK	Sell	195,873,317	25,150,657	1/11/18	60,326		—
Hong Kong Dollar	MSCO	Sell	195,884,988	25,152,414	1/11/18	60,588		—
Hong Kong Dollar	UBSW	Sell	195,873,535	25,150,911	1/11/18	60,552		—
Japanese Yen	BOFA	Sell	4,416,401,055	39,377,551	1/11/18	32,359		—
Japanese Yen	GSCO	Sell	4,416,658,698	39,387,329	1/11/18	39,841		—
Japanese Yen	HSBK	Sell	4,416,266,225	39,382,915	1/11/18	38,924		—
Japanese Yen	MSCO	Sell	4,416,127,242	39,382,589	1/11/18	39,836		—
Japanese Yen	UBSW	Sell	4,415,982,741	39,378,140	1/11/18	36,674		—
Norwegian Krone	BOFA	Sell	89,914,293	11,271,001	1/11/18	444,327		—
Norwegian Krone	GSCO	Sell	89,933,899	11,273,463	1/11/18	444,428		—

							|	7

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Norwegian Krone	HSBK	Sell	89,912,948	$11,270,720	1/11/18	$444,208	$—
Norwegian Krone	MSCO	Sell	89,906,638	11,270,023	1/11/18	444,271	—
Norwegian Krone	UBSW	Sell	89,910,113	11,275,418	1/11/18	449,247	—
Singapore Dollar	BOFA	Sell	24,841,416	18,238,055	1/11/18	—	(190,433)
Singapore Dollar	GSCO	Sell	24,845,426	18,241,695	1/11/18	—	(189,768)
Singapore Dollar	HSBK	Sell	24,837,815	18,239,294	1/11/18	—	(186,522)
Singapore Dollar	MSCO	Sell	24,842,349	18,242,959	1/11/18	—	(186,222)
Singapore Dollar	UBSW	Sell	24,841,429	18,237,596	1/11/18	—	(190,902)
South Korean Won	BOFA	Buy	6,903,573,786	6,120,536	1/11/18	228,629	—
South Korean Won	BOFA	Sell	75,915,749,489	66,105,668	1/11/18	—	(3,713,474)
South Korean Won	GSCO	Buy	6,903,573,786	6,119,720	1/11/18	229,445	—
South Korean Won	GSCO	Sell	65,519,238,543	57,147,177	1/11/18	—	(3,110,372)
South Korean Won	HSBK	Buy	6,903,573,786	6,118,252	1/11/18	230,912	—
South Korean Won	HSBK	Sell	63,295,832,447	55,193,436	1/11/18	—	(3,019,263)
South Korean Won	MSCO	Buy	6,903,573,786	6,117,463	1/11/18	231,702	—
South Korean Won	MSCO	Sell	57,768,158,942	50,364,568	1/11/18	—	(2,764,372)
South Korean Won	UBSW	Buy	6,903,573,786	6,120,805	1/11/18	228,360	—
South Korean Won	UBSW	Sell	67,444,975,180	58,801,199	1/11/18	—	(3,227,436)
Swedish Krona	BOFA	Buy	2,475,800	297,493	1/11/18	—	(654)
Swedish Krona	BOFA	Sell	69,048,024	8,539,218	1/11/18	260,600	—
Swedish Krona	GSCO	Buy	2,475,800	297,544	1/11/18	—	(705)
Swedish Krona	GSCO	Sell	69,056,924	8,540,387	1/11/18	260,702	—
Swedish Krona	HSBK	Buy	2,475,800	297,604	1/11/18	—	(764)
Swedish Krona	HSBK	Sell	69,152,852	8,552,035	1/11/18	260,849	—
Swedish Krona	MSCO	Buy	2,475,800	297,679	1/11/18	—	(840)
Swedish Krona	MSCO	Sell	55,210,710	6,825,466	1/11/18	205,895	—
Swedish Krona	UBSW	Buy	2,475,800	297,545	1/11/18	—	(705)
Swedish Krona	UBSW	Sell	69,038,024	8,537,862	1/11/18	260,444	—
Swiss Franc	BOFA	Sell	26,750,426	27,482,420	1/11/18	175,172	—
Swiss Franc	GSCO	Sell	26,768,941	27,500,708	1/11/18	174,559	—
Swiss Franc	HSBK	Sell	26,744,813	27,475,356	1/11/18	173,837	—
Swiss Franc	MSCO	Sell	26,744,588	27,476,281	1/11/18	174,993	—
Swiss Franc	UBSW	Sell	26,750,739	27,480,906	1/11/18	173,339	—
Thailand Baht	BOFA	Sell	34,104,269	1,047,982	1/11/18	1,727	—
Thailand Baht	BOFA	Sell	300,973,057	9,024,032	1/11/18	—	(209,262)
Thailand Baht	GSCO	Sell	34,111,814	1,047,982	1/11/18	1,495	—
Thailand Baht	GSCO	Sell	301,052,883	9,021,449	1/11/18	—	(214,294)
Thailand Baht	HSBK	Sell	34,111,814	1,047,982	1/11/18	1,495	—
Thailand Baht	HSBK	Sell	300,984,588	9,025,944	1/11/18	—	(207,703)
Thailand Baht	MSCO	Sell	34,049,983	1,047,982	1/11/18	3,392	—
Thailand Baht	MSCO	Sell	300,963,578	9,024,683	1/11/18	—	(208,320)
Thailand Baht	UBSW	Sell	34,108,356	1,047,982	1/11/18	1,601	—
Thailand Baht	UBSW	Sell	300,999,165	9,023,404	1/11/18	—	(210,690)
Total Forward Exchange Contracts						$9,470,298	$(43,484,211)
Net unrealized appreciation (depreciation)							$(34,013,913)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 12.

|8

TEMPLETON FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|9

TEMPLETON FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or

|10

TEMPLETON FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The following Funds have invested in derivatives during the period.

Templeton World Fund - Forwards

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2017, investments in affiliated management investment companies were as follows:

Net Change
	Number of			Number of			in
	Shares Held			Shares	Value		Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)

Templeton Foreign Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.75%	—	10,489,760	(10,489,760)	—	$ —	$ —	$ — $ —

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|11

TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of November 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Equity Investments:[a]
United Kingdom	$1,459,062,092	$167,707	$—	$1,459,229,799
All Other Equity Investments.	5,774,825,420	—	—	5,774,825,420
Short Term Investments	—	148,600,000	—	148,600,000
Total Investments in Securities	$7,233,887,512	$148,767,707	$—	$7,382,655,219

Templeton World Fund
Assets:
Investments in Securities:
Equity Investments[a]	$4,515,016,836	$—	$—	$4,515,016,836
Corporate Bonds	—	24,039,394	—	24,039,394
Mortgage-Backed Securities	—	470,214	—	470,214
Short Term Investments	—	98,800,000	—	98,800,000
Total Investments in Securities	$4,515,016,836	$123,309,608	$—	$4,638,326,444

Other Financial Instruments:
Forward Exchange Contracts	$—	$9,470,298	$—	$9,470,298

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$43,484,211	$—	$43,484,211

[a]For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	GBP	British Pound	ADR	American Depositary Receipt
GSCO	The Goldman Sachs Group, Inc.	HKD	Hong Kong Dollar	FHLMC	Federal Home Loan Mortgage Corp.
HSBK	HSBC Bank PLC			IDR	International Depositary Receipt
MSCO	Morgan Stanley			NVDR	Non-Voting Depositary Receipt
UBSW	UBS AG

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|12

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By /s/MATTHEW T. HINKLE

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date January 25, 2018

By /s/ROBERT G. KUBILIS

  Robert G. Kubilis

  Chief Financial Officer and

  Chief Accounting Officer

Date January 25, 2018